Vanguard® Mid-Cap Growth Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.0%)
Communication Services (6.2%)
*	ZoomInfo Technologies Inc. Class A	1,564,851	82,718
*	Match Group Inc.	507,363	57,180
*	Live Nation Entertainment Inc.	404,078	44,251
*	IAC/InterActiveCorp.	161,333	22,028
*	Twitter Inc.	460,227	17,263
*	Roku Inc.	85,368	14,005
*	Take-Two Interactive Software Inc.	77,234	12,615
*	Vimeo Inc.	377,388	5,529
			255,589
Consumer Discretionary (16.5%)
*	Mattel Inc.	3,825,890	80,038
*	Lululemon Athletica Inc.	183,404	61,213
*	Caesars Entertainment Inc.	752,845	57,322
*	Hilton Worldwide Holdings Inc.	369,402	53,604
*	Chipotle Mexican Grill Inc. Class A	27,913	41,467
	Wingstop Inc.	248,284	38,050
*	Planet Fitness Inc. Class A	407,747	36,143
*	Chegg Inc.	1,311,066	34,704
	Advance Auto Parts Inc.	137,937	31,934
*	Floor & Decor Holdings Inc. Class A	273,079	29,689
*	O'Reilly Automotive Inc.	37,497	24,439
*	Bright Horizons Family Solutions Inc.	175,729	22,565
	Darden Restaurants Inc.	158,103	22,114
*	Burlington Stores Inc.	68,997	16,347
*	Leslie's Inc.	776,926	16,183
	Ross Stores Inc.	163,085	15,942
	Dollar General Corp.	74,665	15,566
*	Chewy Inc. Class A	225,770	10,749
*	Meritage Homes Corp.	96,581	9,854
*	Ulta Beauty Inc.	26,360	9,588
*	Aptiv plc	68,425	9,345
*	Hyatt Hotels Corp. Class A	96,370	8,828
	BorgWarner Inc. (XNYS)	187,502	8,222
*	YETI Holdings Inc.	122,240	8,016
*	Carvana Co. Class A	38,288	6,205
*	Etsy Inc.	39,060	6,136
*	Bed Bath & Beyond Inc.	330,916	5,374
	Pool Corp.	9,000	4,286
			683,923
Consumer Staples (0.9%)
*	Freshpet Inc.	408,839	38,034

		Shares	Market Value ($000)
Energy (0.3%)
	Diamondback Energy Inc.	103,751	13,089
Financials (9.2%)
*	SVB Financial Group	97,306	56,817
	LPL Financial Holdings Inc.	299,385	51,590
	MarketAxess Holdings Inc.	145,812	50,229
	Hamilton Lane Inc. Class A	552,242	49,956
	KKR & Co. Inc.	694,147	49,395
	MSCI Inc. Class A	85,162	45,657
	Aon plc Class A (XNYS)	138,915	38,402
	Western Alliance Bancorp	138,487	13,737
	Moody's Corp.	35,423	12,150
	Tradeweb Markets Inc. Class A	136,106	11,538
			379,471
Health Care (16.2%)
*	ICON plc	325,818	86,576
*	Omnicell Inc.	410,151	61,580
*	Seagen Inc.	455,330	61,246
*	Align Technology Inc.	114,286	56,567
*	DexCom Inc.	80,909	34,830
*	Veeva Systems Inc. Class A	105,048	24,848
*	ABIOMED Inc.	74,960	22,178
*	Horizon Therapeutics plc	233,030	21,749
	Agilent Technologies Inc.	151,347	21,086
*	Insulet Corp.	79,286	19,663
*	IDEXX Laboratories Inc.	38,089	19,323
*	Avantor Inc.	514,747	19,216
	West Pharmaceutical Services Inc.	40,442	15,903
	Alcon Inc.	207,113	15,902
	ResMed Inc.	67,316	15,388
*	Molina Healthcare Inc.	51,536	14,970
	Teleflex Inc.	44,731	13,875
	AmerisourceBergen Corp. Class A	100,332	13,665
*	Exact Sciences Corp.	144,801	11,057
*	Charles River Laboratories International Inc.	30,751	10,140
*	Hologic Inc.	138,620	9,737
*	Jazz Pharmaceuticals plc	69,767	9,691
*	Edwards Lifesciences Corp.	85,778	9,367
*	Guardant Health Inc.	127,601	8,875
*	Natera Inc.	120,860	8,539
*	Signify Health Inc. Class A	589,130	7,853
*	Illumina Inc.	22,328	7,788
*	BioMarin Pharmaceutical Inc.	81,632	7,235
*	Sarepta Therapeutics Inc.	99,966	7,155
*	Amedisys Inc.	49,960	6,750
*	Novocure Ltd.	95,698	6,570
*	Tandem Diabetes Care Inc.	48,770	5,760
*	Mirati Therapeutics Inc.	47,930	5,718
*	Tenet Healthcare Corp.	74,110	5,493
*	Apellis Pharmaceuticals Inc.	123,662	4,980
			671,273
Industrials (12.4%)
	TransUnion	825,085	85,083
	Fortune Brands Home & Security Inc.	590,157	55,575
	Cintas Corp.	99,878	39,105
*	Hexcel Corp.	740,752	38,645
	BWX Technologies Inc.	786,994	35,029

		Shares	Market Value ($000)
	Quanta Services Inc.	248,417	25,517
*	Builders FirstSource Inc.	360,335	24,499
	KBR Inc.	493,370	21,412
	Waste Connections Inc. (XTSE)	141,396	17,632
*,1	Azul SA ADR	1,017,758	16,854
	Knight-Swift Transportation Holdings Inc.	289,011	16,352
*	MasTec Inc.	171,145	14,741
*	Middleby Corp.	67,556	12,511
	Carrier Global Corp.	247,954	11,823
	IDEX Corp.	52,873	11,391
*	GXO Logistics Inc.	134,609	10,932
*	WillScot Mobile Mini Holdings Corp.	293,440	10,869
*	XPO Logistics Inc.	153,542	10,160
*	Saia Inc.	32,740	9,307
	Regal Rexnord Corp.	52,770	8,363
*	Generac Holdings Inc.	28,393	8,018
*	Axon Enterprise Inc.	45,723	6,398
*	Chart Industries Inc.	51,886	6,323
	Advanced Drainage Systems Inc.	49,259	5,571
*	SiteOne Landscape Supply Inc.	29,250	5,269
*	Trex Co. Inc.	47,934	4,385
			511,764
Information Technology (32.0%)
*	Palo Alto Networks Inc.	263,425	136,296
*	Gartner Inc.	286,828	84,296
	KLA Corp.	178,219	69,375
	CDW Corp.	341,940	64,644
*	Avalara Inc.	519,997	57,002
*	Shift4 Payments Inc. Class A	886,918	46,758
*	Ceridian HCM Holding Inc.	611,594	46,371
	Marvell Technology Inc.	643,387	45,938
*	Varonis Systems Inc. Class B	1,172,163	43,675
*	Paycom Software Inc.	123,643	41,458
*	Synaptics Inc.	194,861	40,989
*	Fair Isaac Corp.	81,355	40,270
*	Advanced Micro Devices Inc.	282,078	32,227
	Microchip Technology Inc.	400,039	30,995
*	Arista Networks Inc.	242,466	30,141
*	Wolfspeed Inc.	310,077	29,222
*	Synopsys Inc.	83,392	25,893
*	Block Inc. (XNYS)	204,980	25,067
	Global Payments Inc.	166,441	24,946
*	Okta Inc.	109,843	21,737
*	Zscaler Inc.	80,079	20,589
*	MongoDB Inc. Class A	49,088	19,886
*	RingCentral Inc. Class A	105,767	18,667
	Genpact Ltd.	367,007	18,259
	Lam Research Corp.	30,893	18,224
*	II-VI Inc.	263,007	16,675
*	Workday Inc. Class A	64,699	16,370
*	Dynatrace Inc.	289,740	15,895
*	Atlassian Corp. plc Class A	48,829	15,837
	Amphenol Corp. Class A	197,460	15,716
*	HubSpot Inc.	31,521	15,407
*	Teledyne Technologies Inc.	32,684	13,774
*	Coupa Software Inc.	99,616	13,375
	Monolithic Power Systems Inc.	32,845	13,234
*	AppLovin Corp. Class A	193,450	12,462

		Shares	Market Value ($000)
*	Autodesk Inc.	49,061	12,255
*	Trade Desk Inc. Class A	173,611	12,073
*	Wix.com Ltd.	86,548	11,370
*	Datadog Inc. Class A	77,550	11,331
*	Dlocal Ltd.	362,566	10,848
	Entegris Inc.	83,887	10,053
*	Lattice Semiconductor Corp.	170,211	9,399
*	Five9 Inc.	70,680	8,884
*	Enphase Energy Inc.	63,052	8,857
*	Keysight Technologies Inc.	51,647	8,719
*	Bill.Com Holdings Inc.	38,365	7,221
*	Dropbox Inc. Class A	288,834	7,149
*	Trimble Inc.	79,357	5,726
*	BigCommerce Holdings Inc. Series 1	171,775	5,615
*	Freshworks Inc. Class A	253,720	5,518
*	Crowdstrike Holdings Inc. Class A	25,607	4,626
			1,321,314
Materials (1.2%)
	Ball Corp.	337,287	32,751
	Sherwin-Williams Co.	58,876	16,868
			49,619
Real Estate (0.1%)
	Extra Space Storage Inc.	31,870	6,316
Total Common Stocks (Cost $3,505,217)			3,930,392
Temporary Cash Investments (4.8%)
Money Market Fund (4.8%)
[2,3]	Vanguard Market Liquidity Fund, 0.120% (Cost $197,632)	1,976,717	197,652
Total Investments (99.8%) (Cost $3,702,849)			4,128,044
Other Assets and Liabilities—Net (0.2%)			6,465
Net Assets (100%)			4,134,509
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,334,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,221,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	319	71,843	(1,744)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.